Loans Receivable, Net (Summary of loans restructured as Troubled Debt Restructurings) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2014 loan	Dec. 31, 2013 loan
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	1	2	5
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	$ 257,452	$ 186,188	$ 1,442,543
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	257,452	186,188	1,442,543
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	4	1	1
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	880,745	66,138	146,267
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	0	0	0
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0	0
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0	0
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0	0
Consumer Loans
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	0	0	0
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0	0
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0	0
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0	0
Commercial Business
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	0	0	1
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0	32,850
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0	32,850
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0	0
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	1	2	4
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	257,452	186,188	1,409,693
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	257,452	186,188	1,409,693
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	4	1	1
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	$ 880,745	$ 66,138	$ 146,267